Stock Option Plan and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Option Plan And Stock-based Compensation
Schedule of stock options

	Number of Options	Weighted-average exercise price	Weighted average remaining contractual term (years)	Weighted-Average Fair Value at Grant Date
Options outstanding at January 1, 2024	984,900	$1.53	9.00	$0.90
Granted	705,000	1.20	9.86	0.74
Forfeited	-	-
Options outstanding at March 31, 2024	1,689,900
Options exercisable at March 31, 2024	492,450	$1.53

	Number of Options	Weighted average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date
Options outstanding at January 1, 2023	-	$-	-	$-
Granted	1,377,172	1.53
Forfeited	(392,272)	1.53
Options outstanding at December 31, 2023	984,900	$1.53	9.25	$0.90
Options exercisable at December 31, 2023	-	$-	-	-

Schedule of assumptions used

Risk-free interest rate	3.67% – 4.03%
Expected life of option grants	5.75 – 6.25 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Risk-free interest rate	3.67%
Expected life of option grants	5.75 years
Expected volatility of underlying stock	61.65%
Dividends assumption	$-

Schedule of non-cash stock-based compensation expenses
	Successor		Predecessor
	Three Months ended March 31, 2024	Period from March 15, 2023, to March 31, 2023	Period from January 1, 2023, to March 14, 2023
Research and development	$3	$-	$-
Sales and marketing	32	-	-
General and administrative	185	2	158
Total non-cash stock compensation	$220	$2	$158

Schedule of non-cash stock-based compensation expenses related to restricted stock units

Three Months ended March 31, 2024
Research and development	$98
Sales and marketing	51
General and administrative	232
Total non-cash stock compensation	$381